Note 11 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($)		3 Months Ended	11 Months Ended	12 Months Ended
	Apr. 01, 2019	Jun. 30, 2019	Mar. 03, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Property, plant and equipment	$ 1,205,000	$ 1,205,000	$ 1,915,000	$ 1,915,000	$ 2,163,000
Property, plant and equipment		2,951,000		1,205,000	1,915,000	$ 2,163,000
Property, plant and equipment	1,205,000	1,205,000	1,915,000	1,915,000	2,163,000	2,163,000
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	2,172,000	2,172,000	2,418,000	2,418,000	2,053,000
Additions		214,000	430,000		420,000	103,000
Acquisition						1,950
Foreign exchange		(25,000)		(191,000)	12,000
Disposals		(8,000)		(486,000)	(67,000)
Change in accounting policy (Note 2.16)	195,000
Property, plant and equipment	2,367,000	2,367,000
Property, plant and equipment		2,548,000		2,172,000	2,418,000	2,053,000
Property, plant and equipment	2,172,000	2,172,000	2,418,000	2,418,000	2,053,000
Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	3,377,000	3,377,000	4,333,000	4,333,000	4,216,000	3,000
Additions		400,000		348,000	1,101,000	94,000
Acquisition						4,119,000
Foreign exchange		(51,000)		(319,000)	26,000
Disposals		(8,000)		(985,000)	(1,010,000)
Change in accounting policy (Note 2.16)	1,781,000
Property, plant and equipment	5,158,000	5,158,000
Property, plant and equipment		5,499,000		3,377,000	4,333,000	4,216,000
Property, plant and equipment	3,377,000	3,377,000	4,333,000	4,333,000	4,216,000	3,000
Computer equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment	163,000	163,000	220,000	220,000	198,000
Property, plant and equipment		141,000		163,000	220,000	198,000
Property, plant and equipment	163,000	163,000	220,000	220,000	198,000	198,000
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	380,000	380,000	422,000	422,000	327,000
Additions		27,000	89,000		97,000	24,000
Acquisition						303,000
Foreign exchange		(3,000)		(34,000)	2,000
Disposals				(97,000)	(4,000)
Change in accounting policy (Note 2.16)
Property, plant and equipment	380,000	380,000
Property, plant and equipment		404,000		380,000	422,000	327,000
Property, plant and equipment	380,000	380,000	422,000	422,000	327,000
Computer equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	543,000	543,000	642,000	642,000	525,000	3,000
Additions		7,000		73,000	121,000	34,000
Acquisition						488,000
Foreign exchange		(5,000)		(46,000)	3,000
Disposals				(126,000)	(7,000)
Change in accounting policy (Note 2.16)
Property, plant and equipment	543,000	543,000
Property, plant and equipment		545,000		543,000	642,000	525,000
Property, plant and equipment	543,000	543,000	642,000	642,000	525,000	3,000
Motor vehicles [member]
Statement Line Items [Line Items]
Property, plant and equipment	550,000	550,000	824,000	824,000	605,000
Property, plant and equipment		344,000		550,000	824,000	605,000
Property, plant and equipment	550,000	550,000	824,000	824,000	605,000	605,000
Motor vehicles [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,079,000	1,079,000	1,173,000	1,173,000	1,027,000
Additions		1,000	222,000		203,000	45,000
Acquisition						982,000
Foreign exchange		(12,000)		(93,000)	6,000
Disposals		(8,000)		(223,000)	(63,000)
Change in accounting policy (Note 2.16)	(123,000)
Property, plant and equipment	956,000	956,000
Property, plant and equipment		937,000		1,079,000	1,173,000	1,027,000
Property, plant and equipment	1,079,000	1,079,000	1,173,000	1,173,000	1,027,000
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,629,000	1,629,000	1,997,000	1,997,000	1,632,000
Additions		45,000		55,000	437,000	44,000
Acquisition						1,588,000
Foreign exchange		(13,000)		(148,000)	10,000
Disposals		(8,000)		(275,000)	(82,000)
Change in accounting policy (Note 2.16)	(371,000)
Property, plant and equipment	1,258,000	1,258,000
Property, plant and equipment		1,282,000		1,629,000	1,997,000	1,632,000
Property, plant and equipment	1,629,000	1,629,000	1,997,000	1,997,000	1,632,000
Plant and Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment	383,000	383,000	759,000	759,000	1,242,000
Property, plant and equipment		585,000		383,000	759,000	1,242,000
Property, plant and equipment	383,000	383,000	759,000	759,000	1,242,000	1,242,000
Plant and Equipment [Member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	644,000	644,000	761,000	761,000	650,000
Additions		17,000	106,000		107,000	31,000
Acquisition						619,000
Foreign exchange		(7,000)		(59,000)	4,000
Disposals				(165,000)
Change in accounting policy (Note 2.16)
Property, plant and equipment	645,000	645,000
Property, plant and equipment		655,000		644,000	761,000	650,000
Property, plant and equipment	644,000	644,000	761,000	761,000	650,000
Plant and Equipment [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,029,000	1,029,000	1,520,000	1,520,000	1,892,000
Additions		222,000		205,000	537,000	16,000
Acquisition						1,876,000
Foreign exchange		(11,000)		(112,000)	12,000
Disposals				(584,000)	(921,000)
Change in accounting policy (Note 2.16)
Property, plant and equipment	1,029,000	1,029,000
Property, plant and equipment		1,240,000		1,029,000	1,520,000	1,892,000
Property, plant and equipment	1,029,000	1,029,000	1,520,000	1,520,000	1,892,000
Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment	108,000	108,000	112,000	112,000	118,000
Property, plant and equipment		116,000		108,000	112,000	118,000
Property, plant and equipment	108,000	108,000	112,000	112,000	118,000	118,000
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	68,000	68,000	62,000	62,000	49,000
Additions		6,000	12,000		13,000	3,000
Acquisition						46,000
Foreign exchange				(5,000)
Disposals
Change in accounting policy (Note 2.16)
Property, plant and equipment	68,000	68,000
Property, plant and equipment		74,000		68,000	62,000	49,000
Property, plant and equipment	68,000	68,000	62,000	62,000	49,000
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	176,000	176,000	174,000	174,000	167,000
Additions		16,000		15,000	6,000
Acquisition						167,000
Foreign exchange		(2,000)		(13,000)	1,000
Disposals
Change in accounting policy (Note 2.16)
Property, plant and equipment	176,000	176,000
Property, plant and equipment		190,000		176,000	174,000	167,000
Property, plant and equipment	176,000	176,000	174,000	174,000	167,000
Leasehold improvements [member]
Statement Line Items [Line Items]
Property, plant and equipment
Property, plant and equipment		1,764,000
Property, plant and equipment
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment
Additions		163,000
Acquisition
Foreign exchange		(3,000)
Disposals
Change in accounting policy (Note 2.16)	318,000
Property, plant and equipment	318,000	318,000
Property, plant and equipment		478,000
Property, plant and equipment
Leasehold improvements [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment
Additions		110,000
Acquisition
Foreign exchange		(20,000)
Disposals
Change in accounting policy (Note 2.16)	2,152,000
Property, plant and equipment	2,152,000	2,152,000
Property, plant and equipment		2,242,000
Property, plant and equipment